Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In 2025, prior to our IPO, NEOs’ stock options were granted with an exercise price equal to or greater than the fair market value of the Company’s common stock on the date of such grant, which is deemed by the Board of Directors. Any equity grants to executives after our IPO have been and will be made pursuant to the Company’s 2025 Equity Incentive Plan. Grants made to the NEOs during 2025 were made prior to our IPO and pursuant to the Company’s 2018 Stock Plan. We do not coordinate equity grants to the timing of releases of material non-public information.

Award Timing Method	In 2025, prior to our IPO, NEOs’ stock options were granted with an exercise price equal to or greater than the fair market value of the Company’s common stock on the date of such grant, which is deemed by the Board of Directors. Any equity grants to executives after our IPO have been and will be made pursuant to the Company’s 2025 Equity Incentive Plan. Grants made to the NEOs during 2025 were made prior to our IPO and pursuant to the Company’s 2018 Stock Plan.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not coordinate equity grants to the timing of releases of material non-public information.
MNPI Disclosure Timed for Compensation Value	false